UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   $94,489 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     1200    58482 SH       SOLE                                      58482
AMAZON COM INC                 COM              023135106     3165    23315 SH       SOLE                                      23315
APPLE INC                      COM              037833100     4327    18413 SH       SOLE                                      18413
BP  PLC ADR                    COM              055622104      971    17009 SH       SOLE                                      17009
CATERPILLAR INC DEL            COM              149123101      333     5300 SH       SOLE                                       5300
CHEVRON CORP                   COM              166764100     4505    59406 SH       SOLE                                      59406
CISCO SYSTEMS INC              COM              17275R102     2449    94087 SH       SOLE                                      94087
COCA-COLA CO                   COM              191216100      373     6774 SH       SOLE                                       6774
CORNING INC                    COM              219350105     6619   327498 SH       SOLE                                     327498
COVANCE INC                    COM              222816100     2571    41884 SH       SOLE                                      41884
DIRECTV GROUP INC              COM              25490A101      967    28600 SH       SOLE                                      28600
DR HORTON INC.                 COM              23331A109      347    27500 SH       SOLE                                      27500
ELMIRA SAVINGS BANK            COM              289660102     3119   181324 SH       SOLE                                     181324
EMC CORP                       COM              268648102     1969   109150 SH       SOLE                                     109150
EQUINIX INC                    COM              29444U502      997    10245 SH       SOLE                                      10245
EXXON MOBIL CORP               COM              30231G102     2555    38143 SH       SOLE                                      38143
GENERAL ELECTRIC CO            COM              369604103     3871   212703 SH       SOLE                                     212703
INTEL CORP                     COM              458140100     3854   172890 SH       SOLE                                     172890
INTL BUSINESS MACHINES         COM              459200101     2165    16878 SH       SOLE                                      16878
INTUITIVE SURGICAL             COM              46120E602     5564    15982 SH       SOLE                                      15982
JACOBS ENGINEERING GROUP INC   COM              469814107      784    17357 SH       SOLE                                      17357
JOHNSON & JOHNSON              COM              478160104     3321    50939 SH       SOLE                                      50939
KRAFT FOODS INC                COM              50075N104      676    22338 SH       SOLE                                      22338
MCDERMOTT INTL INC             COM              580037109     2686    99791 SH       SOLE                                      99791
MEDTRONIC INC                  COM              585055106     2442    54225 SH       SOLE                                      54225
MICROSOFT CORP                 COM              594918104     2698    92138 SH       SOLE                                      92138
MONSANTO CO NEW                COM              61166W101     2152    30125 SH       SOLE                                      30125
NATIONAL OILWELL VARCO INC     COM              637071101      596    14675 SH       SOLE                                      14675
PEPSICO INC                    COM              713448108     1485    22441 SH       SOLE                                      22441
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1671    32042 SH       SOLE                                      32042
QUALCOMM INC                   COM              747525103     2805    66850 SH       SOLE                                      66850
ROYAL DUTCH SHELL B ADR        COM              780259107      477     8616 SH       SOLE                                       8616
SCHLUMBERGER LTD               COM              806857108     2432    38325 SH       SOLE                                      38325
TARGET CORP                    COM              87612E106      419     7975 SH       SOLE                                       7975
TRANSOCEAN INC                 COM              H8817H100      762     8825 SH       SOLE                                       8825
UNITED TECHNOLOGIES            COM              913017109     1794    24376 SH       SOLE                                      24376
VALERO ENERGY CORP             COM              91913Y100     2783   141262 SH       SOLE                                     141262
VERIZON COMMUNICATIONS         COM              92343V104     2974    95888 SH       SOLE                                      95888
ZIMMER HOLDINGS, INC           COM              98956P102     2697    45553 SH       SOLE                                      45553
ISHARES NASDAQ BIOTECH INDX                     464287556     1711    18810 SH       SOLE                                      18810
PROSHS ULTRASHRT S&P500 PROSHA                  74347R883      732    23625 SH       SOLE                                      23625
UTILITIES SELECT SECTOR SPDR                    81369Y886      985    33200 SH       SOLE                                      33200
PROSHARES ULTRASHORT LEHMAN 20                  74347r297     2881    59175 SH       SOLE                                      59175
ISHARES TR COMEX GOLD                           464285105      605     5553 SH       SOLE                                       5553